Income Taxes (Narrative) (Details) - USD ($) $ in Millions		1 Months Ended			12 Months Ended
	Jan. 04, 2016	Jan. 31, 2018	Jan. 31, 2017	Dec. 22, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses					$ 2
Income tax rate					17.00%	17.00%	17.00%
Tax rate reduced				25% to 23%
Net operating losses for tax purposes					$ 108
Tax effect of taxable temporary differences from undistributed profits not recorded					$ 11
Changes in tax rates or tax laws enacted or announced [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate reduced		23%	24%
Hadera's income tax rate [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate reduced	1.5% to a rate of 25%
Israel [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate					23.00%	23.00%	23.00%
Singapore [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax laws					Under Singapore tax laws, any gains derived by a divesting company from its disposal of ordinary shares in an investee company between June 1, 2012 and December 31, 2027 are generally not taxable if, immediately prior to the date of such disposal, the divesting company has held at least 20% of the ordinary shares in the investee company for a continuous period of at least 24 months